UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
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Check here if Amendment [ ]; Amendment Number:
                                               -----------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Peconic Management Co., Inc.
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Address:    P.O. Box 302
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            Mount Kisco, New York  10549
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Form 13F File Number: 28-10833
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          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodney Hatch
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Title:    Chief Administrative Officer
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Phone:    (914) 241-7865
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Signature, Place, and Date of Signing:

                                   Mount Kisco, NY
    ______________________    _________________________   _________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       79

Form 13F Information Table Value Total:       $24,678 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2   Column 3      Column 4          Column 5          Column 6  Column 7        Column 8
--------                     --------  ----------     ---------  -----------------------  --------  -------- -----------------------
                                                                                                                      Voting
                                                                  Shares                                             Authority
                             Title                     Value      or                Put/  Investment   Other  ----------------------
Name of Issuer               of Class     CUSIP        (x$1000)   PRN AMT  SH/PRN   Call  Discretion Managers    Sole    Shared None
--------------               --------  -----------     --------  --------  -------- ----  ---------- -------- ---------  ------ ----

AES CORP                     COM         00130H105      542      33,100       SH           SOLE               33,100
AIRTRAN HLDGS INC            COM         00949P108      383      42,300       SH           SOLE               42,300
ALASKA AIR GROUP INC         COM         011659109      294      10,000       SH           SOLE               10,000
ALLIANCE GAMING CORP         COM NEW     01859P609      117      12,200       SH           SOLE               12,200
AMERICA MOVIL S A DE C V     SPON ADR
                                L SHS    02364W105      284       5,500       SH           SOLE                5,500
AMERICA WEST HLDG CORP       CL B        023657208      341      62,800       SH           SOLE               62,800
AMR CORP                     COM         001765106      376      35,200       SH           SOLE               35,200
AON CORP                     COM         037389103      203       8,900       SH           SOLE                8,900
AUTOZONE INC                 COM         053332102      514       6,000       SH           SOLE                6,000
BEAZER HOMES USA INC         COM         07556Q105      329       6,600       SH           SOLE                6,600
BIMINI MTG MGMT INC          CL A        09031E400      342      24,700       SH           SOLE               24,700
BLACK & DECKER CORP          COM         091797100      205       2,600       SH           SOLE                2,600
BOWATER INC                  COM         102183100      380      10,100       SH           SOLE               10,100
CAL DIVE INTL INC            COM         127914109      200       4,400       SH           SOLE                4,400
CARRAMERICA RLTY CORP        COM         144418100      202       6,400       SH           SOLE                6,400
CB RICHARD ELLIS GROUP INC   CL A        12497T101      266       7,600       SH           SOLE                7,600
CEMEX S A                    SPON ADR
                               5 ORD     151290889      299       8,250       SH           SOLE                8,250
COMPANHIA DE BEBIDAS DAS
  AME                        SPONSORED
                               ADR       20441W104      324      11,200       SH           SOLE               11,200
COMPANHIA VALE DO RIO
  DOCE                       SPON ADR
                               PFD       204412100      329      10,400       SH           SOLE               10,400
CONTINENTAL AIRLS INC        CL B        210795308      368      30,600       SH           SOLE               30,600
CORNING INC                  COM         219350105      358      32,200       SH           SOLE               32,200
DANA CORP                    COM         235811106      179      14,000       SH           SOLE               14,000
DANIELSON HLDG CORP          COM         236274106      283      16,425       SH           SOLE               16,425
DELTA PETE CORP              COM NEW     247907207      151      10,400       SH           SOLE               10,400
DEUTSCHE TELEKOM AG          SPONSORED
                               ADR       251566105      200      10,000       SH           SOLE               10,000
DPL INC                      COM         233293109      353      14,100       SH           SOLE               14,100
EL PASO CORP                 COM         28336L109      319      30,100       SH           SOLE               30,100
ENVIRONMENTAL PWR CORP       COM NEW     29406L201       67      12,800       SH           SOLE               12,800
FEDERATED DEPT STORES INC DE COM         31410H101      204       3,200       SH           SOLE                3,200
FLEXTRONICS INTL LTD         ORD         Y2573F102      182      15,100       SH           SOLE               15,100
FOMENTO ECONOMICO
  MEXICANO S                 SPON ADR
                               UNITS     344419106      337       6,300       SH           SOLE                6,300
GENERAL GROWTH PPTYS INC     COM         370021107      402      11,800       SH           SOLE               11,800
GEORGIA PAC CORP             COM         373298108      547      15,400       SH           SOLE               15,400
GMH CMNTYS TR                COM         36188G102      262      22,400       SH           SOLE               22,400
GOODYEAR TIRE & RUBR CO      COM         382550101      530      39,700       SH           SOLE               39,700
GRUPO TELEVISA SA DE CV      SP ADR REP
                               ORD       40049J206      323       5,500       SH           SOLE                5,500
HCA INC                      COM         404119109      627      11,700       SH           SOLE               11,700
HUNT JB TRANS SVCS INC       COM         445658107      271       6,200       SH           SOLE                6,200
IRON MTN INC PA              COM         462846106      531      18,400       SH           SOLE               18,400
IRSA INVERSIONES Y REP
  S A                        GLOBL DEP
                               RCPT      450047204      216      17,200       SH           SOLE               17,200
JETBLUE AWYS CORP            COM         477143101      388      20,400       SH           SOLE               20,400
JONES LANG LASALLE INC       COM         48020Q107      285       6,100       SH           SOLE                6,100
MACK CALI RLTY CORP          COM         554489104      200       4,700       SH           SOLE                4,700
MGM MIRAGE                   COM         552953101      531       7,500       SH           SOLE                7,500
MORGAN STANLEY               COM NEW     617446448      206       3,600       SH           SOLE                3,600
MOTOROLA INC                 COM         620076109      168      11,200       SH           SOLE               11,200
NATIONWIDE FINL SVCS INC     CL A        638612101      352       9,800       SH           SOLE                9,800
NORTHSTAR RLTY FIN CORP      COM         66704R100      149      15,400       SH           SOLE               15,400
NORTHWEST AIRLS CORP         CL A        667280101      174      26,000       SH           SOLE               26,000
OWENS ILL INC                COM NEW     690768403      553      22,000       SH           SOLE               22,000
PETROLEO BRASILEIRO SA
  PETRO                      SPONSORED
                               ADR       71654V101      345       7,800       SH           SOLE                7,800
QUALCOMM INC                 COM         747525103      231       6,300       SH           SOLE                6,300
RELIANT ENERGY INC           COM         75952B105      338      29,700       SH           SOLE               29,700
REYNOLDS AMERICAN INC        COM         761713106      548       6,800       SH           SOLE                6,800
ROYAL CARIBBEAN CRUISES
  LTD                        COM         V7780T103      536      12,000       SH           SOLE               12,000
RYANAIR HLDGS PLC            SPONSORED
                               ADR       783513104      267       6,100       SH           SOLE                6,100
SEACHANGE INTL INC           COM         811699107      144      11,100       SH           SOLE               11,100
SEARS ROEBUCK & CO           COM         812387108      293       2,200       SH           SOLE                2,200
SKYWEST INC                  COM         830879102      294      15,800       SH           SOLE               15,800
ST JOE CO                    COM         790148100      249       3,700       SH           SOLE                3,700
SUPERVALU INC                COM         868536103      370      11,100       SH           SOLE               11,100
TECO ENERGY INC              COM         872375100      353      22,500       SH           SOLE               22,500
TEJON RANCH CO DEL           COM         879080109      241       5,400       SH           SOLE                5,400
TELE CENTRO OESTE CELULAR
  S                          SPON ADR
                               PFD       87923P105      111      11,200       SH           SOLE               11,200
TELE NORTE LESTE PART S A    SPON ADR
                               PFD       879246106      200      12,900       SH           SOLE               12,900
TELESP CELULAR PART S A      SPON ADR
                               PFD       87952L108       89      14,847       SH           SOLE               14,847
TENET HEALTHCARE CORP        COM         88033G100      601      52,100       SH           SOLE               52,100
TOLL BROTHERS INC            COM         889478103      544       6,900       SH           SOLE                6,900
TRAMMELL CROW CO             COM         89288R106      276      13,400       SH           SOLE               13,400
TYSON FOODS INC              CL A        902494103      200      12,000       SH           SOLE               12,000
UNIBANCO-UNIAO DE BANCOS
  BRA                        GDR REP
                               PFD UT    90458E107      203       5,900       SH           SOLE                5,900
UNUMPROVIDENT CORP           COM         91529Y106      545      32,000       SH           SOLE               32,000
UTSTARCOM INC                COM         918076100      130      11,900       SH           SOLE               11,900
VOTORANTIM CELULOSE E
  PAPEL                      SPONSORED
                               ADR       92906P106      157      12,100       SH           SOLE               12,100
W P CAREY & CO LLC           COM         92930Y107      340      11,200       SH           SOLE               11,200
WASTE MGMT INC DEL           COM         94106L109      242       8,400       SH           SOLE                8,400
WILLIAMS COS INC DEL         COM         969457100      359      19,100       SH           SOLE               19,100
XEROX CORP                   COM         984121103      568      37,500       SH           SOLE               37,500
ZIPREALTY INC                COM         98974V107      258      18,300       SH           SOLE               18,300
